Subsequent Events (Details) - LanzaTech Global	Mar. 08, 2022 USD ($) $ / shares
Subsequent Event
Purchase price, per unit | $ / shares	$ 10.00
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 10.00
Cash held in AMCI's trust account	$ 230,000,000
Subsequent Events [Member]
Subsequent Event
Aggregate consideration	$ 1,817,000,000
Purchase price, per unit | $ / shares	$ 10.00
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 10.00
Minimum
Subsequent Event
Net tangible assets	$ 5,000,001
Minimum | Subsequent Events [Member]
Subsequent Event
Net tangible assets	5,000,001
Cash held in AMCI's trust account	$ 230,000,000